Summary of Significant Accounting Policies - Total RD&E Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total RD&E Expense [Abstract]
R&D	$ 613	$ 653	$ 713
Sustaining engineering	108	128	127
Total RD&E Expense	$ 721	$ 781	$ 840